RISK MANAGEMENT - Concentration of loan by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Gross loans and advances to customers	$ 279,453,908	$ 253,951,647
Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	51,531,709	43,813,331
Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	107,428,860	95,286,052
Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	85,088,663	84,759,678
Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	35,404,676	30,092,586
Commercial
RISK MANAGEMENT
Gross loans and advances to customers	153,252,811	134,687,396
Commercial | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	48,186,159	40,601,345
Commercial | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	62,610,478	57,828,301
Commercial | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	41,614,622	35,936,869
Commercial | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	841,552	320,881
Commercial | Corporate
RISK MANAGEMENT
Gross loans and advances to customers	85,278,293	69,843,654
Commercial | Corporate | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	29,076,028	22,360,108
Commercial | Corporate | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	32,243,275	27,329,312
Commercial | Corporate | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	23,454,114	19,970,727
Commercial | Corporate | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	504,876	183,507
Commercial | SME
RISK MANAGEMENT
Gross loans and advances to customers	15,203,496	14,200,557
Commercial | SME | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	4,771,087	4,486,326
Commercial | SME | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	8,555,996	7,497,307
Commercial | SME | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	1,727,911	2,200,274
Commercial | SME | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	148,502	16,650
Commercial | Others
RISK MANAGEMENT
Gross loans and advances to customers	52,771,022	50,643,185
Commercial | Others | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	14,339,044	13,754,911
Commercial | Others | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	21,811,207	23,001,682
Commercial | Others | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	16,432,597	13,765,868
Commercial | Others | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	188,174	120,724
Consumer
RISK MANAGEMENT
Gross loans and advances to customers	55,815,683	54,591,769
Consumer | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	1,267,269	1,289,150
Consumer | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	34,216,968	26,549,043
Consumer | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	19,553,651	26,086,537
Consumer | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	777,795	667,039
Consumer | Credit card
RISK MANAGEMENT
Gross loans and advances to customers	11,992,511	11,207,731
Consumer | Credit card | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	234,325	417,390
Consumer | Credit card | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	9,587,518	1,755,518
Consumer | Credit card | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	2,170,668	9,034,823
Consumer | Vehicle
RISK MANAGEMENT
Gross loans and advances to customers	5,635,858	5,409,226
Consumer | Vehicle | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	81,066	55,295
Consumer | Vehicle | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	3,270,554	2,982,439
Consumer | Vehicle | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	2,283,873	2,371,163
Consumer | Vehicle | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	365	329
Consumer | Order of payment
RISK MANAGEMENT
Gross loans and advances to customers	10,381,247	9,461,889
Consumer | Order of payment | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	47,981	57,211
Consumer | Order of payment | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	2,261,874	1,872,546
Consumer | Order of payment | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	7,525,578	7,061,605
Consumer | Order of payment | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	545,814	470,527
Consumer | Others
RISK MANAGEMENT
Gross loans and advances to customers	27,806,067	28,512,923
Consumer | Others | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	903,897	759,254
Consumer | Others | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	19,097,022	19,938,540
Consumer | Others | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	7,573,532	7,618,946
Consumer | Others | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	231,616	196,183
Mortgage
RISK MANAGEMENT
Gross loans and advances to customers	41,741,601	36,250,408
Mortgage | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	79,304	75,189
Mortgage | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	1,095,329	1,005,831
Mortgage | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	10,509,429	9,601,783
Mortgage | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	30,057,539	25,567,605
Mortgage | VIS
RISK MANAGEMENT
Gross loans and advances to customers	16,183,280	12,997,624
Mortgage | VIS | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	14,439	23,303
Mortgage | VIS | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	284,872	264,232
Mortgage | VIS | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	2,540,655	2,157,322
Mortgage | VIS | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	13,343,314	10,552,767
Mortgage | Non-VIS
RISK MANAGEMENT
Gross loans and advances to customers	25,558,321	23,252,784
Mortgage | Non-VIS | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	64,865	51,886
Mortgage | Non-VIS | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	810,457	741,599
Mortgage | Non-VIS | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	7,968,774	7,444,461
Mortgage | Non-VIS | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	16,714,225	15,014,838
Financial Leases
RISK MANAGEMENT
Gross loans and advances to customers	27,291,604	27,277,057
Financial Leases | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	1,804,964	1,639,218
Financial Leases | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	8,586,693	9,165,622
Financial Leases | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	13,202,556	12,939,908
Financial Leases | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	3,697,391	3,532,309
Small Business Loans
RISK MANAGEMENT
Gross loans and advances to customers	1,352,209	1,145,017
Small Business Loans | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	194,013	208,429
Small Business Loans | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	919,392	737,255
Small Business Loans | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	208,405	194,581
Small Business Loans | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	$ 30,399	$ 4,752